UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2016, the Company invested $157,298 in the Fund, representing approximately 100.0% of the Company’s net assets and approximately 15.8% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2016, the Company had $157,365 of net assets, 23,118,671 common shares outstanding and a NAV per common share of approximately $6.81.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2016 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—52.2%
Acision Finance LLC		Software & Services	L+975	1.0%	12/15/18	$26,820	$26,060	$26,552
Aspect Software, Inc.		Software & Services	L+750, 30 PIK (30 Max PIK)	1.8%	5/7/16	13,288	13,276	27,698
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/17	439	439	440
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/17	451	451	452
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	11/15/17	554	554	555
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	4/15/18	1,082	1,082	1,087
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	5/15/18	405	405	407
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	6/15/18	250	250	251
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	7/15/18	394	394	396
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	8/15/18	434	434	436
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/18	529	529	532
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/18	510	510	513
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	11/15/18	496	496	499
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	12/15/18	543	543	546
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	1/15/19	605	605	608
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	2/15/19	616	616	619
Avaya Inc.		Technology Hardware & Equipment	L+550	1.0%	3/31/18	3,040	2,959	2,250
Avaya Inc.	(f)	Technology Hardware & Equipment	L+525	1.0%	5/29/20	4,864	3,295	3,274
Bioplan USA, Inc.	(e)(f)	Materials	L+475	1.0%	9/23/21	28,012	24,281	23,530
Blue Coat Holdings, Inc.	(g)	Technology Hardware & Equipment	L+350	1.0%	5/22/20	1,591	1,591	1,557
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	5.4%		3/1/17	3,370	3,252	2,867
Caesars Entertainment Operating Co., Inc.	(f)(i)	Consumer Services	6.2%		3/1/17	4,061	3,777	3,706
Caesars Entertainment Operating Co., Inc.	(f)(i)	Consumer Services	8.4%		3/1/17	11,967	11,434	10,536
Caesars Entertainment Operating Co., Inc.	(i)	Consumer Services	9.1%		10/31/16	881	846	751
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	25,000	24,433	20,938
CEVA Group Plc	(e)(f)	Transportation	L+550	1.0%	3/19/21	1,372	1,127	1,139
CEVA Intercompany BV	(e)(f)	Transportation	L+550	1.0%	3/19/21	1,420	1,166	1,179
CEVA Logistics Canada, ULC	(e)(f)	Transportation	L+550	1.0%	3/19/21	245	201	203
CEVA Logistics U.S. Holdings Inc.	(e)(f)	Transportation	L+550	1.0%	3/19/21	1,959	1,608	1,626
CITGO Holding, Inc.	(e)	Energy	L+850	1.0%	5/12/18	9,894	9,810	9,915
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	5/22/16	12	12	12
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	6/26/16	192	192	192

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	7/24/16	$437	$437	$437
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	8/21/16	449	449	449
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	9/25/16	730	730	729
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	10/23/16	612	612	612
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	11/20/16	814	814	814
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	12/24/16	1,354	1,354	1,354
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	1/22/17	1,569	1,569	1,568
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	2/19/17	1,278	1,278	1,277
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	3/24/17	1,436	1,436	1,435
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	5/2/17	253	253	253
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	5/2/17	10,862	10,862	10,851
Commercial Barge Line Company	(f)	Transportation	L+875	1.0%	11/12/20	39,829	37,495	35,946
Compuware Corp.	(e)	Software & Services	L+525	1.0%	12/15/21	17,750	17,015	17,046
Concordia Healthcare Corp.	(e)	Pharmaceuticals, Biotechnology & Life Sciences	L+500	1.0%	10/21/21	£29,925	43,447	42,239
Drillships Ocean Ventures Inc.		Transportation	L+450	1.0%	7/25/21	$4,094	3,414	1,886
Emerging Markets Communications, LLC	(e)	Telecommunication Services	L+575	1.0%	7/1/21	9,925	9,206	9,230
EnergySolutions, LLC	(e)	Commercial & Professional Services	L+575	1.0%	5/29/20	4,933	4,858	4,588
Fairway Group Acquisition Co.		Food & Staples Retailing	L+400	1.0%	8/17/18	22,692	20,511	15,242
Getty Images, Inc.	(e)(f)	Media	L+350	1.3%	10/18/19	22,813	15,996	17,095
iHeartCommunications, Inc.		Media	L+750		7/30/19	9,229	9,080	6,414
JSS Holdings, Inc.		Capital Goods	L+650	1.0%	8/31/21	19,500	18,256	18,525
Meldrew Participations B.V.	(h)	Food, Beverage & Tobacco	L+400, 300 PIK (300 Max PIK)	1.0%	10/31/19	£94	141	103
Neiman Marcus Group LTD LLC	(e)(f)	Retailing	L+325	1.0%	10/25/20	$16,768	14,850	15,423
NextGen Finance, LLC	(e)	Telecommunication Services	L+400	1.0%	5/31/21	4,913	4,874	4,127
Novitex Acquisition, LLC		Software & Services	L+625	1.3%	7/7/20	17,792	17,307	16,191
Origami Owl, LLC		Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	21,178	21,178	16,731
Origami Owl, LLC		Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	1,362	1,362	1,076
Origami Owl, LLC	(g)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	1,584	1,584	1,252
Presidio LLC		Software & Services	7.0%		2/1/19	9,000	8,564	9,146
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21	14,925	13,862	14,104
Reddy Ice Corp.	(e)	Food, Beverage & Tobacco	L+550	1.3%	5/1/19	2,439	2,234	2,057

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Scientific Games International, Inc.	(e)(f)	Consumer Services	L+500	1.0%	10/18/20	$9,987	$9,741	$9,703
Scientific Games International, Inc.	(e)(f)	Consumer Services	L+500	1.0%	10/1/21	4,987	4,852	4,842
Seadrill Operating LP		Energy	L+300	1.0%	2/21/21	17,003	12,898	7,582
Serena Software, Inc.	(e)	Software & Services	L+650	1.0%	4/14/20	14,016	14,077	13,993
Solocal Group S.A.	(h)	Media	E+400		3/15/18	€25,674	25,114	15,789
Stardust Finance Holdings, Inc.	(e)	Materials	L+550	1.0%	3/14/22	$3,129	3,063	3,106
Stonewall Gas Gathering LLC		Capital Goods	L+775	1.0%	1/28/22	2,706	2,592	2,679
SunGard Availability Services Capital, Inc.	(e)(f)	Software & Services	L+500	1.0%	3/29/19	20,491	18,877	18,168
TIBCO Software Inc.	(e)(f)	Software & Services	L+550	1.0%	12/4/20	4,940	4,577	4,458
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+375	1.5%	5/25/18	10,341	8,861	8,721
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+875	1.0%	4/24/20	28,576	26,079	23,218
TTM Technologies, Inc.		Technology Hardware & Equipment	L+500	1.0%	5/31/21	9,426	9,139	8,966
Valeant Pharmaceuticals International, Inc.	(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	L+275	0.8%	2/13/19	2,813	2,672	2,655
Valeant Pharmaceuticals International, Inc.	(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	L+300	0.8%	12/11/19	3,665	3,469	3,460
Varsity Brands Holding Co., Inc.	(e)	Media	L+400	1.0%	12/11/21	9,258	9,181	9,254
Victory Capital Operating, LLC	(e)	Diversified Financials	L+600	1.0%	10/29/21	3,270	3,249	3,172
Western Digital Corp.	(e)(f)	Technology Hardware & Equipment	L+550	0.8%	3/30/23	6,452	6,258	6,384

Total Senior Secured Loans—First Lien							586,355	559,616
Unfunded Loan Commitments							(38,470)	(38,470)

Net Senior Secured Loans—First Lien							547,885	521,146

Senior Secured Loans—Second Lien—12.6%
BBB Industries US Holdings, Inc.		Automobiles & Components	L+875	1.0%	11/3/22	10,000	9,565	9,350
BRG Sports, Inc.		Consumer Durables & Apparel	L+925	1.0%	4/15/22	6,125	6,080	6,125
Colouroz Investment 2 LLC	(e)	Materials	L+725	1.0%	9/5/22	3,429	3,407	3,103
Compuware Corp.		Software & Services	L+825	1.0%	12/15/22	20,476	18,169	17,456
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22	6,261	6,227	6,198
EagleView Technology Corp.		Software & Services	L+825	1.0%	7/14/23	5,385	5,310	5,124
Inmar, Inc.		Software & Services	L+700	1.0%	1/27/22	11,783	11,707	9,171
Neff Rental LLC		Capital Goods	L+625	1.0%	6/9/21	35,060	33,569	31,116
Renaissance Learning, Inc.	(e)	Software & Services	L+700	1.0%	4/11/22	2,473	2,452	2,207
Road Infrastructure Investment, LLC	(e)	Materials	L+675	1.0%	9/30/21	1,241	1,236	1,192
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	1,000	1,000	995

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Stardust Finance Holdings, Inc.	(e)(f)	Materials	L+950	1.0%	3/13/23	$22,625	$21,891	$22,059
Templar Energy LLC	(q)	Energy	L+750	1.0%	11/25/20	13,475	12,611	1,516
TNS, Inc.	(e)	Software & Services	L+800	1.0%	8/14/20	8,820	8,781	8,594
Vantage Energy, LLC		Energy	L+750	1.0%	12/20/18	1,805	1,794	961

Total Senior Secured Loans—Second Lien							143,799	125,167

Senior Secured Bonds—21.9%
American Energy—Woodford, LLC	(i)(n)(o)(q)	Energy	12.0% PIK (12.0% Max PIK)		12/30/20	4,764	3,455	977
Aspect Software, Inc.	(i)(n)(q)	Software & Services	10.6%		5/15/17	16,500	15,548	478
Avaya Inc.	(n)(o)(p)	Technology Hardware & Equipment	7.0%		4/1/19	21,507	17,443	14,566
Avaya Inc.	(o)(p)	Technology Hardware & Equipment	9.0%		4/1/19	408	258	277
BlueLine Rental Finance Corp.	(n)(o)	Capital Goods	7.0%		2/1/19	2,560	2,014	2,360
Caesars Entertainment Resort Properties, LLC	(p)	Consumer Services	8.0%		10/1/20	22,000	21,651	21,549
CEDC Finance Corporation International, Inc.	(p)	Food, Beverage & Tobacco	10.0%		4/30/18	26,431	25,111	20,384
CEVA Group Plc	(o)(p)	Transportation	7.0%		3/1/21	20,973	20,787	17,408
CEVA Group Plc	(o)(p)	Transportation	9.0%		9/1/21	20,139	19,616	13,543
CITGO Holding, Inc.	(n)(o)(p)	Energy	10.8%		2/15/20	52,250	50,951	50,715
Drill Rigs Holdings, Inc.	(o)(p)	Energy	6.5%		10/1/17	4,836	4,136	2,900
iHeartCommunications, Inc.	(n)(p)	Media	9.0%		3/1/21	9,622	7,863	6,711
iHeartCommunications, Inc.	(p)	Media	11.3%		3/1/21	21	14	15
iHeartCommunications, Inc.	(n)(p)	Media	9.0%		9/15/22	4,760	3,574	3,281
iHeartCommunications, Inc.	(n)(o)(p)	Media	10.6%		3/15/23	12,581	9,554	8,728
Intelsat Jackson Holdings S.A.	(n)(o)	Telecommunication Services	8.0%		2/15/24	15,870	15,870	16,356
Lightstream Resources Ltd.	(n)	Energy	9.9%		6/15/19	12,741	12,741	11,053
Momentive Performance Materials Inc.	(n)	Materials	4.7%		4/24/22	11,408	9,653	6,799
NES Rentals Holdings, Inc.	(n)(o)(p)	Capital Goods	7.9%		5/1/18	12,900	10,432	11,820
Western Digital Corp.	(n)(o)	Technology Hardware & Equipment	7.4%		4/1/23	8,570	8,570	8,752

Total Senior Secured Bonds							259,241	218,672

Subordinated Debt—29.3%
Advanced Disposal Services, Inc.	(p)	Commercial & Professional Services	8.3%		10/1/20	1,000	964	1,021
Apex Tool Group, LLC	(n)(o)(p)	Capital Goods	7.0%		2/1/21	16,659	12,935	13,535
Arch Coal, Inc.	(i)(n)(q)	Energy	7.0%		6/15/19	33,606	781	252

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Arch Coal, Inc.	(i)(n)(q)	Energy	9.9%		6/15/19	$16,263	$311	$129
Arch Coal, Inc.	(i)(p)(q)	Energy	7.3%		10/1/20	10,777	597	94
Arch Coal, Inc.	(i)(p)(q)	Energy	7.3%		6/15/21	7,151	1,632	64
Ashton Woods USA LLC	(n)(o)	Consumer Durables & Apparel	6.9%		2/15/21	1,390	1,302	1,143
Beazer Homes USA, Inc.	(p)	Consumer Durables & Apparel	7.3%		2/1/23	15,550	15,310	12,255
CIS General Insurance Ltd.	(n)	Insurance	12.0%		5/8/25	£31,987	49,141	46,227
Conn’s, Inc.	(p)	Retailing	7.3%		7/15/22	$2,700	2,632	2,165
Eclipse Resources Corp.	(n)(o)	Energy	8.9%		7/15/23	6,150	5,962	3,150
Glencore Finance (Canada) Ltd.	(o)(p)	Materials	4.3%		10/25/22	5,596	4,739	4,701
iHeartCommunications, Inc.	(n)	Media	10.0%		1/15/18	59,191	44,837	19,814
iHeartCommunications, Inc.	(n)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	4,055	3,218	943
Intelsat Jackson Holdings S.A.	(p)	Telecommunication Services	7.3%		10/15/20	17,284	13,587	11,076
Intelsat Jackson Holdings S.A.	(f)(p)	Telecommunication Services	7.5%		4/1/21	13,898	10,520	8,796
Intelsat Jackson Holdings S.A.	(n)	Telecommunication Services	6.6%		12/15/22	12,877	7,491	6,835
Intelsat Jackson Holdings S.A.	(f)(p)	Telecommunication Services	5.5%		8/1/23	9,789	6,349	5,830
Neiman Marcus Group LTD LLC	(o)(p)	Retailing	8.0%		10/15/21	8,657	6,406	7,440
Northern Oil and Gas, Inc.	(f)(n)(p)	Energy	8.0%		6/1/20	33,414	27,316	20,090
Ocean Rig UDW Inc.	(m)(n)(o)	Energy	7.3%		4/1/19	10,000	9,542	6,063
PriSo Acquisition Corp.	(o)(p)	Capital Goods	9.0%		5/15/23	21,783	21,688	19,578
Samson Investment Co.	(i)(n)(q)	Energy	9.8%		2/15/20	23,114	12,175	144
SunGard Availability Services Capital, Inc.	(f)(n)(o)(p)	Software & Services	8.8%		4/1/22	42,899	28,563	23,031
Valeant Pharmaceuticals International, Inc.	(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.8%		8/15/21	500	437	408
Valeant Pharmaceuticals International, Inc.	(f)(n)(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	5.6%		12/1/21	3,526	2,792	2,781
Valeant Pharmaceuticals International, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	4.5%		5/15/23	€600	532	508
Valeant Pharmaceuticals International, Inc.	(f)(o)(p)	Pharmaceuticals, Biotechnology & Life Sciences	6.1%		4/15/25	$48,476	41,309	37,508
Western Digital Corp.	(f)(o)(p)	Technology Hardware & Equipment	10.5%		4/1/24	19,290	19,290	19,290
The Williams Companies, Inc.	(p)	Energy	7.5%		1/15/31	900	637	744
The Williams Companies, Inc.	(n)	Energy	5.8%		6/24/44	16,500	11,108	10,993
Williams Partners L.P.	(f)(p)	Energy	3.4%		8/15/22	3,438	2,728	2,755
Williams Partners L.P.	(p)	Energy	4.0%		9/15/25	1,800	1,410	1,449
Williams Partners L.P.	(p)	Energy	5.4%		3/4/44	2,185	1,503	1,622

Total Subordinated Debt							369,744	292,434

Collateralized Securities—1.3%
CGMS CLO 2014-1 Class Subord.	(o)	Diversified Financials	8.5%		4/17/25	8,000	5,637	4,583
CGMS CLO 2015-1A Class Subord.	(o)	Diversified Financials	10.8%		4/20/27	5,000	3,399	2,883
VOYA CLO 2014-3A Class Subord.	(o)	Diversified Financials	7.9%		7/25/26	5,000	3,351	2,456
Wind River CLO Ltd. 2013-2A Class Subord.	(o)	Diversified Financials	10.3%		1/18/26	6,000	3,928	2,780

Total Collateralized Securities							16,315	12,702

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—5.4%
Cheniere Energy Partners LP Holdings, LLC, Common Equity	(n)	Energy		106,586	$1,812	$1,925
Enviva Partners, LP, Common Equity	(n)	Energy		646,395	10,950	14,040
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(n)	Real Estate	5.0%	18,232	303	75
Federal Home Loan Mortgage Corp., Series K Preferred Equity	(i)(n)	Real Estate	5.8%	10,575	175	44
Federal Home Loan Mortgage Corp., Series O Preferred Equity	(i)(n)	Real Estate	5.8%	10,210	169	47
Federal Home Loan Mortgage Corp., Series R Preferred Equity	(i)(n)	Real Estate	5.7%	27,006	172	110
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(n)	Real Estate	4.0%	10,841	78	43
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(n)	Real Estate	5.6%	66,000	632	142
Federal Home Loan Mortgage Corp., Series W Preferred Equity	(i)(n)	Real Estate	5.7%	59,691	260	169
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(n)	Real Estate	6.0%	236,748	1,024	533
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(n)	Real Estate	7.9%	2,160,852	10,615	6,699
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(n)	Real Estate	5.4%	32	558	264
Federal National Mortgage Association, Series F Preferred Equity	(i)(n)	Real Estate	CMT-16	15,106	263	72
Federal National Mortgage Association, Series H Preferred Equity	(i)(n)	Real Estate	5.8%	25,804	392	122
Federal National Mortgage Association, Series R Preferred Equity	(i)(n)	Real Estate	7.6%	66,000	624	168
Federal National Mortgage Association, Series S Preferred Equity	(i)(n)	Real Estate	7.8%	1,703,316	7,355	5,178
Federal National Mortgage Association, Series T Preferred Equity	(f)(i)(n)	Real Estate	8.3%	128,817	779	541
iStar Financial Inc., Series D Preferred Equity	(n)	Real Estate	8.0%	156,663	3,924	3,525
iStar Financial Inc., Series E Preferred Equity	(n)	Real Estate	7.9%	146,594	3,541	3,210
iStar Financial Inc., Series F Preferred Equity	(n)	Real Estate	7.8%	6,350	151	143
iStar Financial Inc., Series G Preferred Equity	(n)	Real Estate	7.7%	8,149	189	184
iStar Financial Inc., Series I Preferred Equity	(n)	Real Estate	7.5%	194,835	4,633	4,444
MPM Holdings, Inc., Common Equity	(i)(n)(o)	Materials		618	12	4
Northern Oil and Gas, Inc., Common Equity	(i)(m)(n)	Energy		974,926	2,927	3,890
Warrior Met Coal, LLC, Common Equity, Class A Units	(i)(n)	Materials		20,804	2,278	2,621
Warrior Met Coal, LLC, Common Equity, Class B Units	(i)(n)	Materials		47,983	3,398	6,046

Total Equity/Other					57,214	54,239

TOTAL INVESTMENTS—122.7%					$1,394,198	1,224,360

LIABILITIES IN EXCESS OF OTHER ASSETS—(22.7%)	(j)					(226,919)

NET ASSETS—100.0%						$997,441

Shares Outstanding						145,653,834

Net Asset Value per Common Share at End of Period						$6.85

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2016(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Freeport-McMoRan Inc.	JPMorgan Chase Bank, N.A.	10.5%	Energy	1.0%	12/20/19	$(845)	$234	$284	$(50)
Glencore International AG	JPMorgan Chase Bank, N.A.	4.7%	Capital Goods	5.0%	12/20/20	€(8,115)	(106)	887	(993)
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	16.8%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	1,398	1,017	381
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	16.8%	Consumer Durables & Apparel	5.0%	12/20/19	(2,000)	584	465	119
Repsol, S.A.	JPMorgan Chase Bank, N.A.	2.8%	Energy	1.0%	6/20/21	€(7,938)	752	786	(34)

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2016

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2016, the three-month London Interbank Offered Rate (“L”) was 0.63%, the three-month Euro Interbank Offered Rate (“E”) was (0.24)% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.73%.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of March 31, 2016.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of credit default swap positions.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof on loan as of March 31, 2016.
(n)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(o)	Restricted security as to resale. As of March 31, 2016, the Fund held 30.1% of its net assets, with a fair value of $299,736, in restricted securities.
(p)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNPP”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNPP.
(q)	Security was on non-accrual status as of March 31, 2016.
(r)	Security or portion thereof held by FS Global Credit Opportunities Fund (Cayman), a wholly-owned subsidiary of the Fund.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2015.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2016:

	March 31, 2016
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$547,885	$521,146	43%
Senior Secured Loans—Second Lien	143,799	125,167	10%
Senior Secured Bonds	259,241	218,672	18%
Subordinated Debt	369,744	292,434	24%
Collateralized Securities	16,315	12,702	1%
Equity/Other	57,214	54,239	4%

Total	$1,394,198	$1,224,360	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of March 31, 2016, the Fund did not “control” and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2016, the Fund had four senior secured loan investments with aggregate unfunded commitments of $38,470 and one unfunded debtor in possession, or DIP, investment in Aspect Software, Inc. with an unfunded commitment of $987. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2016:

	March 31, 2016
Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$9,350	1%
Capital Goods	99,613	8%
Commercial & Professional Services	19,713	2%
Consumer Durables & Apparel	36,998	3%
Consumer Services	54,949	4%
Diversified Financials	32,336	3%
Energy	153,023	12%
Food & Staples Retailing	15,242	1%
Food, Beverage & Tobacco	22,544	2%
Insurance	46,227	4%
Materials	73,161	6%
Media	88,044	7%
Pharmaceuticals, Biotechnology & Life Sciences	89,559	7%
Real Estate	31,911	3%
Retailing	56,967	5%
Software & Services	199,313	16%
Technology Hardware & Equipment	63,725	5%
Telecommunication Services	62,250	5%
Transportation	69,435	6%

Total	$1,224,360	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2016:

	March 31, 2016
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$881,780	72%
Europe	220,235	18%
Other	122,345	10%

Total	$1,224,360	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2016, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2016
Level 1—Price quotations in active markets	$45,568
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	1,178,792

Total	$1,224,360

As of March 31, 2016, the Fund’s credit default swaps were categorized as follows in the fair value hierarchy:

	March 31, 2016
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$—
Level 2—Significant other observable inputs	—	—
Level 3—Significant unobservable inputs	3,939	(1,077)

Total	$3,939	$(1,077)

The following is a reconciliation for the three months ended March 31, 2016 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	For the Three Months Ended March 31, 2016
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$429,918	$116,853	$201,436	$220,165	$14,615	$6	$982,993
Accretion of discount (amortization of premium)	2,291	176	1,292	2,193	—	—	5,952
Net realized gain (loss)	(8,261)	—	(36,715)	(2,626)	—	—	(47,602)
Net change in unrealized appreciation (depreciation)	18,047	(1,301)	15,859	(14,613)	(1,272)	2,990	19,710
Purchases	106,170	10,060	60,262	177,576	—	5,688	359,756
Paid-in-kind interest	78	—	—	40	—	—	118
Sales and redemptions	(27,097)	(621)	(23,462)	(90,301)	(641)	(13)	(142,135)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$521,146	$125,167	$218,672	$292,434	$12,702	$8,671	$1,178,792

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$13,233	$(1,301)	$(14,065)	$(14,936)	$(1,272)	$2,990	$(15,351)

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the three months ended March 31, 2016 of credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Three Months Ended March 31, 2016
Fair value at beginning of period	$(5,045)
Net realized gain (loss)	(2,735)
Net change in unrealized appreciation (depreciation)	3,671
Swap premiums received	—
Coupon payments received	(121)
Premiums paid on exit	4,230
Net transfers in or out of Level 3	—

Fair value at end of period	$—

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—sell protection still held at the reporting date	$—

The following is a reconciliation for the three months ended March 31, 2016 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Three Months Ended March 31, 2016
Fair value at beginning of period	$18,351
Net realized gain (loss)	(2,392)
Net change in unrealized appreciation (depreciation)	(5,518)
Swap premiums paid	7,953
Coupon payments paid	438
Premiums received on exit	(15,970)
Net transfers in or out of Level 3	—

Fair value at end of period	$2,862

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$(1,942)

As of March 31, 2016, gross unrealized appreciation on a tax basis was $30,021 and gross unrealized depreciation on a tax basis was $206,563. The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $1,400,902 as of March 31, 2016. Aggregate net unrealized appreciation (depreciation) on a tax basis was $(176,542) as of March 31, 2016.

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/S/ MICHAEL C. FORMAN
Name:	Michael C. Forman
Title:	President and Chief Executive Officer
Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL C. FORMAN
Name:	Michael C. Forman
Title:	President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 23, 2016

By:	/S/ WILLIAM GOEBEL
Name:	William Goebel
Title:	Chief Financial Officer
(Principal Financial Officer)
Date:	May 23, 2016